Disclosures on Financial Instruments - Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ 605.2	₨ 44,248.7	₨ (25,583.4)	₨ (90,571.2)
Gain/(loss) reclassified from Hedging reserve to the income statement	(139.6)	(10,201.3)	(49,160.5)	(80,562.9)
Revenue [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(144.2)	(10,540.1)	(50,511.8)	(79,529.5)
Raw materials, components and consumables [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(21.0)	(1,533.3)
Foreign exchange (gain)/loss (net) [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	45.4	3,320.1	147.8	(1,033.4)
Gain/(loss) reclassified from Cost of Hedging reserve	(19.8)	(1,448.0)	1,203.5
Foreign currency derivative contracts [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	898.3	65,674.3		(80,992.4)
Foreign currency bonds [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(294.5)	(21,527.6)	(618.3)	(9,429.1)
Cross-Currency Interest Rate Swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	4.0	294.1	(818.9)	446.0
Interest rate swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ (2.6)	₨ (192.1)	₨ (152.9)	₨ (595.7)